Risk/Return Detail Data - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO	Apr. 01, 2025
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Small Cap Index Fund
Risk/Return:
Objective, Primary [Text Block]	Fidelity Flex® Small Cap Index Fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization U.S. companies.
Strategy Narrative [Text Block]	Prior to July 21, 2025, normally investing at least 80% of assets in securities included in the Russell 2000® Index. The Russell 2000® Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. Effective July 21, 2025, normally investing at least 80% of assets in securities included in the Fidelity U.S. Small Cap IndexSM. The Fidelity U.S. Small Cap IndexSM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of U.S. small-capitalization companies. It is a subset of the Fidelity U.S. Total Investable Market Index (a float-adjusted market capitalization-weighted index designed to reflect the performance for the U.S. equity market, including large-, mid-, and small-capitalization stocks). Small-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. The Fidelity U.S. Small Cap IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. Lending securities to earn income for the fund.